Equity Capital Structure, Description of Series B Preferred Shares (Details) - Series B Preferred Shares [Member]	12 Months Ended
Dec. 31, 2020 Vote shares
Preferred Shares [Abstract]
Voting power of each preferred share in number of common shares (in shares) | shares	100,000
Number of votes per share | Vote	100,000